Acquisition of Spiral Toys LLC (Details Narrative) - USD ($)			12 Months Ended
	Jul. 02, 2014	Jul. 02, 2014	Dec. 31, 2015	Dec. 31, 2014
Number of common stock shares issued during the period				$ 2,719,644
Shares market price per share				$ 0.15
Goodwill
Proceeeds from financing			$ 2,000,000
Debt conversion price per share			$ 0.25
Spiral LLC [Member]
Goodwill			$ 2,840,203
Salaries payable were forgiven			$ 276,250
Mark Meyers and Assignees [Member]
Number of common stock shares issued during the period		$ 18,130,667
Percentage of outstanding shares	50.00%	50.00%
Shares market price per share	$ 0.15	$ 0.15
Number of additional common shock shares issued based upon performance criteria		4,126,133
Acquisition recognized cash	$ 8	$ 8
Acquisition Liabilities	120,567	120,567
Goodwill	2,840,203	2,840,203
Gordon McDougall and Peter Henricsson [Member]
Loan payable	120,000	$ 120,000
Proceeeds from financing	$ 2,000,000
Debt conversion price per share	$ 0.25	$ 0.25